Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense	$ 55,925	$ 49,880	$ 45,070
Swap effect	11,393	20,237	31,800
Amortization and write-off of financing costs	2,236	2,613	1,896
Commitment fees	30	75	600
Bank charges and other financing costs	256	3	265
	$ 69,840	$ 72,808	$ 79,631